DECOMMISSIONING AND RESTORATION PROVISION - Reclamation bonds (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Reclamation bonds
Restricted cash		$ 54	$ 2,029
Guaranteed Investment Certificates and Letters of Credit
Reclamation bonds
Restricted cash		$ 54	$ 1,749
Surety bond
Reclamation bonds
Increase in provision	$ 9,000
Total provision	$ 31,700